Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 3,299
Balance, period start	3,154
Balance, period start	(8,583)	$ (8,275)	$ (8,487)
Depreciations and Amortizations	570	517	618
Changes in income tax rate	(2,112)		(311)
Other	(847)	623	(95)
Tax inflation adjustment in Argentina	477	(1,448)
Balance, period end	3,740	3,299
Balance, period end	4,255	3,154
Balance, period end	(10,495)	(8,583)	(8,275)
Other deferred tax liabilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(2,130)	(1,305)	(1,210)
Depreciations and Amortizations	0	0	0
Changes in income tax rate	0		0
Other	(847)	623	(95)
Tax inflation adjustment in Argentina	477	(1,448)
Balance, period end	(2,500)	(2,130)	(1,305)
Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(3,154)	(3,225)	(3,264)
Depreciations and Amortizations	82	71	84
Changes in income tax rate	(1,183)		(45)
Other	0	0	0
Tax inflation adjustment in Argentina	0	0
Balance, period end	(4,255)	(3,154)	(3,225)
Intangible Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(3,299)	(3,745)	(4,013)
Depreciations and Amortizations	488	446	534
Changes in income tax rate	(929)		(266)
Other	0	0	0
Tax inflation adjustment in Argentina	0	0
Balance, period end	$ (3,740)	$ (3,299)	$ (3,745)